Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 7
Notes to Schedules of Investments 9

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), April 30, 2023
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 4.2%
Financial Services 4.2%
d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 8/01/41 ......................................... Ukraine 2,000,000 520,294
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 991,175
1,511,469
Total Warrants (Cost $18,386,506) .............................................
1,511,469
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 7.2%
Financial Services 2.1%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 750,000 EUR 772,778
a,c,e,h
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
772,778
Municipal Bonds 3.0%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 1,307,733 1,076,486
Oil, Gas & Consumable Fuels 0.6%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 300,000 225,259
Transportation Infrastructure 1.5%
d,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 3,158,715,091 COP 558,927
Total Quasi-Sovereign Bonds (Cost $6,138,074) .................................
2,633,450
Corporate Bonds 14.8%
Banks 1.3%
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 550,000 456,500
Broadline Retail 0.0%
a,d,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.7%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 250,000 $ 245,313
Chemicals 0.9%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 450,000 322,312
Construction Materials 0.5%
d
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 200,000 167,584
Electric Utilities 0.6%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A, 3.949% ,
2/12/30 ........................................... India 300,000 219,665
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 500,000 358,205
Metals & Mining 1.0%
d,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.033% , 3/08/26 .................................... South Africa 377,503 360,515
Oil, Gas & Consumable Fuels 5.3%
d
Energo -Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 350,000 336,000
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ........................................... Kazakhstan 918,000 728,938
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 302,860
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 531,438 408,920
d
Tullow Oil plc , Senior Secured Note , 144A, 10.25% , 5/15/26 ..... Ghana 220,000 172,026
1,948,744
Passenger Airlines 0.8%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 300,000 300,654
Real Estate Management & Development 1.4%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 980,000 509,729
Wireless Telecommunication Services 1.3%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 570,000 481,049
Total Corporate Bonds (Cost $12,271,838) ......................................
5,370,270
Loan Participations and Assignments 1.7%
a,c,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 —
Global Distressed Alpha Fund III LP ,
a,c,f,j,k
PIK, 12%, Perpetual .................................. United States 1,525,534 604,739
Total Loan Participations and Assignments (Cost $2,285,346) ....................
604,739
Foreign Government and Agency Securities 54.0%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 500,000 422,595
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 400,000 332,544
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 35,737
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 450,000 374,129
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 600,000 EUR 495,669
Brazil Notas do Tesouro Nacional , 10% , 1/01/29 ..............
Brazil 6,400,000 BRL 1,182,410
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 550,000 EUR 427,197
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 2,500,000,000 COP 498,899

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond, (continued)
Senior Bond, 7.5%, 2/02/34 ............................ Colombia 350,000 $ 336,508
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 300,000 299,478
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................... Dominican
Republic 45,000,000 DOP 975,925
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 300,000 252,954
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 300,000 169,216
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 300,000 151,233
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 900,000 458,645
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,550,000 1,088,348
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 222,468
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 500,000 371,300
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .... Grenada 838,729 704,532
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 450,000 357,301
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 831,250 778,341
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Jamaica 300,000 351,184
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 ...................... Jordan 400,000 360,732
Senior Note, 144A, 7.5%, 1/13/29 ....................... Jordan 200,000 201,964
l
Kazakhstan Government Bond , 14.5% , 4/28/25 ............... Kazakhstan 260,000,000 KZT 585,116
Kazakhstan MEUKAM , Senior Bond , 5% , 5/15/23 .............
Kazakhstan 178,870,000 KZT 395,650
Mexican Bonos Desarr Fixed Rate ,
l
M, 7.75%, 5/29/31 ................................... Mexico 7,500,000
m
MXN 391,757
M, 8%, 11/07/47 ..................................... Mexico 17,000,000 MXN 841,299
i
Mexican Udibonos , S , Index Linked, Senior Bond , 4% , 11/30/28 .. Mexico 6,613,339
n
MXN 359,785
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 500,000 351,700
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ...........................................
Macedonia, the
Former Yugoslav
Republic of 300,000 EUR 335,946
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 293,182
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 2,000,000 PEN 455,220
a,e
Russia Government Bond , Senior Bond , 7.65% , 4/10/30 ........ Russia 73,425,000 RUB 45,905
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 465,160 200,019
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 14,077,951 ZAR 624,443
d,e
Suriname Government Bond , Senior Note , 144A, 12.875% , 12/30/23 Suriname 1,400,000 1,039,500
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 468,644
d,e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 2,600,000 429,000
Uruguay Government Bond , Senior Bond , 8.25% , 5/21/31 .......
Uruguay 40,000,000 UYU 935,939
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 12,320,000,000 UZS 1,063,858
Total Foreign Government and Agency Securities (Cost $26,968,483) ..............
19,666,272
Supranational 7.7%
Asian Development Bank ,
Senior Note, 13.6%, 4/17/24 ........................... Supranational
o
131,000,000 HUF 388,533
Senior Note, 8.175%, 9/15/24 ........................... Supranational
o
2,050,000 PLN 496,656
d
Senior Note, Reg S, 8.3%, 10/18/24 ...................... Supranational
o
1,100,000 PLN 267,112
European Bank for Reconstruction & Development , Senior Note ,
6.17% , 3/10/25 ..................................... Supranational
o
14,500,000,000 IDR 994,640
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
o
1,700,000 GEL 666,851
Total Supranational (Cost $2,526,050) ..........................................
2,813,792

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $73,609,675) ................................
32,599,992
a
Short Term Investments 10.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.1%
l,p
Kazakhstan Treasury Bills, 1/20/24 ........................ Kazakhstan 12,882,000 KZT 25,839
Total Foreign Government and Agency Securities (Cost $25,698) .................
25,839
Shares
a a a
Money Market Funds 10.0%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 3,631,204 3,631,204
Total Money Market Funds (Cost $3,631,204) ...................................
3,631,204
Principal
Amount
*
a a a
Repurchase Agreements 0.2%
s
Joint Repurchase Agreement, 4.693%, 5/01/23 (Maturity Value
$81,849)
BNP Paribas Securities Corp. (Maturity Value $41,275)
Deutsche Bank Securities, Inc. (Maturity Value $15,810)
HSBC Securities (USA), Inc. (Maturity Value $24,764)
Collateralized by U.S. Government and Agency Securities, 2%
- 5.5%, 9/6/24 - 10/15/57; U.S. Treasury Bonds, Index Linked,
2% - 2.38%, 1/15/25 - 1/15/26; and U.S. Treasury Notes, 0.38%,
7/31/27 (valued at $83,498) ............................ 81,817 81,817
Total Repurchase Agreements (Cost $81,817) ...................................
81,817
Total Short Term Investments (Cost $3,738,719 ) .................................
3,738,860
a
Total Investments (Cost $77,348,394) 99.9% ....................................
$36,338,852
Other Assets, less Liabilities 0.1% .............................................
57,938
Net Assets 100.0% ...........................................................
$36,396,790
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $19,950,865, representing 54.8% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security is adjusted for inflation.
j
Income may be received in additional securities and/or cash.
k
Perpetual security with no stated maturity date.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At April 30, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 15 .
l
A portion or all of the security purchased on a delayed delivery basis.
m
Principal amount is stated in 100 Mexican Peso Units.
n
Principal amount is stated in 100 Unidad de Inversion Units.
o
A supranational organization is an entity formed by two or more central governments through international treaties.
p
The security was issued on a discount basis with no stated coupon rate.
q
See Note 4 regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 28, 2023, all repurchase agreements had been entered into on that date.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 160,000 171,694 6/13/23 $ 5,072 $ —
Euro ............. CITI Sell 3,150,000 3,362,074 6/13/23 — (118,002)
Japanese Yen ...... RBCCM Sell 85,000,000 631,501 6/13/23 3,522 —
Total Forward Exchange Contracts ................................................... $8,594 $(118,002)
Net unrealized appreciation (depreciation) ............................................ $(109,408)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin International Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 3.9%
MTU Aero Engines AG ................................. Germany 235,000 $ 61,709,441
Air Freight & Logistics 3.7%
DSV A/S ............................................ Denmark 310,000 58,341,007
Banks 3.3%
FinecoBank Banca Fineco SpA ........................... Italy 3,450,000 52,298,790
Biotechnology 6.7%
CSL Ltd. ............................................ United States 254,000 50,707,740
a
Genmab A/S ......................................... Denmark 137,000 56,300,501
107,008,241
Broadline Retail 3.7%
a
MercadoLibre, Inc. .................................... Brazil 46,000 58,764,540
Capital Markets 9.6%
Deutsche Boerse AG ................................... Germany 270,000 51,496,006
Intermediate Capital Group plc ........................... United Kingdom 3,106,000 51,000,097
Macquarie Group Ltd. .................................. Australia 405,000 49,406,689
151,902,792
Chemicals 3.5%
Sika AG ............................................ Switzerland 200,000 55,247,694
Containers & Packaging 1.0%
SIG Group AG ....................................... Switzerland 600,000 16,060,284
Entertainment 3.7%
a
CTS Eventim AG & Co. KGaA ............................ Germany 898,933 59,231,730
Financial Services 3.6%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 36,000 57,851,911
Health Care Equipment & Supplies 8.7%
Alcon, Inc. ........................................... Switzerland 798,000 58,110,694
Asahi Intecc Co. Ltd. ................................... Japan 1,580,000 28,594,174
Cochlear Ltd. ........................................ Australia 310,000 50,829,968
137,534,836
Hotels, Restaurants & Leisure 4.0%
a
Amadeus IT Group SA ................................. Spain 900,860 63,322,715
IT Services 7.1%
Keywords Studios plc .................................. Ireland 1,840,000 62,594,656
a
Shopify, Inc., A ....................................... Canada 1,050,000 50,872,500
113,467,156
Life Sciences Tools & Services 2.9%
a
Evotec SE ........................................... Germany 2,550,000 46,838,541
Media 7.4%
a
Ascential plc ......................................... United Kingdom 12,538,774 40,214,682
CyberAgent, Inc. ...................................... Japan 3,960,000 34,559,875
a
Viaplay Group AB, B ................................... Sweden 1,702,975 43,508,823
118,283,380
Pharmaceuticals 3.4%
a
DSM-Firmenich AG .................................... Switzerland 410,000 53,658,142
Professional Services 3.3%
a
Clarivate plc ......................................... United States 1,050,000 9,303,000

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations o n page 15 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United States 1,200,000 $ 42,485,859
51,788,859
Semiconductors & Semiconductor Equipment 3.7%
ASML Holding NV ..................................... Netherlands 92,000 58,389,664
Software 11.2%
a
CyberArk Software Ltd. ................................. United States 408,813 50,938,100
a
Nice Ltd., ADR ....................................... Israel 280,000 57,122,800
SimCorp A/S ......................................... Denmark 650,000 70,454,912
178,515,812
Trading Companies & Distributors 2.3%
RS Group plc ........................................ United Kingdom 3,200,000 37,126,539
Total Common Stocks (Cost $1,265,606,674) ....................................
1,537,342,074
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 37,469,303 37,469,303
Total Money Market Funds (Cost $37,469,303) ..................................
37,469,303
Total Short Term Investments (Cost $37,469,303 ) ................................
37,469,303
a
Total Investments (Cost $1,303,075,977) 99.1% ..................................
$1,574,811,377
Other Assets, less Liabilities 0.9% .............................................
15,792,771
Net Assets 100.0% ...........................................................
$1,590,604,148
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the value of this security was
$57,851,911, representing 3.6% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S.Generally Accepted Accounting
Principles (U.S.GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At April 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12-1/22/16 4,600,000 —
1,525,534
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16-4/30/23 1,279,401 604,739
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 .................................. 10/12/09 -10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.7% of Net Assets) .............. $10,418,724 $604,739
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of April 30, 2023.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2023, investments in affiliated management investment companies were as follows:
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2023, the FT Subsidiary investments as well as any other assets and liabilities of the FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments. At April 30, 2023, the net assets of the FT
Subsidiary were $1,602,176, representing 4.4% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 1,426,619 $ 30,795,209 $ (28,590,624) $ — $ — $ 3,631,204 3,631,204 $ 41,989
Total Affiliated Securities ... $1,426,619 $30,795,209 $(28,590,624) $— $— $3,631,204 $41,989
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $32,721,821 $366,068,351 $(361,320,869) $— $— $37,469,303 37,469,303 $1,034,690
Total Affiliated Securities ... $32,721,821 $366,068,351 $(361,320,869) $— $— $37,469,303 $1,034,690

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 520,294 991,175 1,511,469
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 1,860,672 772,778
a
2,633,450
Corporate Bonds :
Banks ............................... — 456,500 — 456,500
Broadline Retail ....................... — — —
a
—
Capital Markets ........................ — 245,313 — 245,313
Chemicals ........................... — 322,312 — 322,312
Construction Materials .................. — 167,584 — 167,584
Electric Utilities ........................ — 219,665 — 219,665
Food Products ........................ — 358,205 — 358,205
Metals & Mining ....................... — 360,515 — 360,515
Oil, Gas & Consumable Fuels ............. — 1,948,744 — 1,948,744
Passenger Airlines ..................... — 300,654 — 300,654
Real Estate Management & Development .... — 509,729 — 509,729
Wireless Telecommunication Services ....... — 481,049 — 481,049
Loan Participations and Assignments ......... — — 604,739
b
604,739
Foreign Government and Agency Securities .... — 19,620,367 45,905 19,666,272
Supranational ........................... — 2,813,792 — 2,813,792
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 3,631,204 107,656 — 3,738,860
Total Investments in Securities ........... $3,631,204 $30,293,051 $2,414,597 $36,338,852
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 8,594 $ — $ 8,594
Total Other Financial Instruments ......... $— $8,594 $— $8,594
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 118,002 $ — $ 118,002
Total Other Financial Instruments ......... $— $118,002 $— $118,002
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 61,709,441 — 61,709,441
Air Freight & Logistics ................... — 58,341,007 — 58,341,007
Banks ............................... — 52,298,790 — 52,298,790
Biotechnology ......................... — 107,008,241 — 107,008,241
Broadline Retail ....................... 58,764,540 — — 58,764,540
Capital Markets ........................ — 151,902,792 — 151,902,792
Chemicals ........................... — 55,247,694 — 55,247,694
Containers & Packaging ................. — 16,060,284 — 16,060,284
Entertainment ......................... — 59,231,730 — 59,231,730
Financial Services ...................... — 57,851,911 — 57,851,911
Health Care Equipment & Supplies ......... — 137,534,836 — 137,534,836
Hotels, Restaurants & Leisure ............. — 63,322,715 — 63,322,715
IT Services ........................... 50,872,500 62,594,656 — 113,467,156
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Life Sciences Tools & Services ............ $ — $ 46,838,541 $ — $ 46,838,541
Media ............................... 40,214,682 78,068,698 — 118,283,380
Pharmaceuticals ....................... 53,658,142 — — 53,658,142
Professional Services ................... 9,303,000 42,485,859 — 51,788,859
Semiconductors & Semiconductor Equipment . — 58,389,664 — 58,389,664
Software ............................. 108,060,900 70,454,912 — 178,515,812
Trading Companies & Distributors .......... — 37,126,539 — 37,126,539
Short Term Investments ................... 37,469,303 — — 37,469,303
Total Investments in Securities ........... $358,343,067 $1,216,468,310
c
$— $1,574,811,377
a
Includes financial instruments determined to have no value at April 30, 2023.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at April 30, 2023.
c
Includes foreign securities valued at $1,216,468,310, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Financial Services ... —
d
— — — — — — — —
d
—
Warrants :
Financial Services ... 911,318 — — — — — — 79,857 991,175 79,857
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds : 1,745,112
d
 — (1,049,765) — — — (298,385) 375,816 772,778
d
78,699
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Loan Participations and
Assignments : 464,984
d
306,308 (95,698)  — — 67 — (70,922) 604,739
d
(128,911)
Foreign Government and
Agency Securities : — — (192,857) 446,170 — — (449,517) 242,109 45,905 242,109
Escrows and Litigation
Trusts :  —
d
 — — — — — — — —
d
—
Total Investments in
Securities ............ $3,121,414 $306,308 $(1,338,320) $446,170 $— $67 $(747,902) $626,860 $2,414,597 $271,754
Other Financial Instruments:
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2023, are as follows:
c
Tansferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$604,739 Recovery value Discount for lack of
marketability
30.0% Decrease
PIK Note Coverage 56.6% Increase
Warrants:
Diversified Financial
Services
...........
991,175 Recovery value Implied recovery 6.5% Increase
All other
............
818,683
b,c
Total
...............
$2,414,597
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value at April 30, 2023.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL Brazilian Real
COP Colombian Peso
DOP Dominican Peso
EUR Euro
GEL Georgian Lari
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.